Retirement Benefit Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [Line Items]
Surplus (deficit) in plan	$ 221	$ 54
Net pension deficit	16	309
Employer contributions payable including estimated minimum funding payments	37
Defined contribution pension liabilities
Disclosure of defined benefit plans [Line Items]
Trade and other payables	104	92
Unfunded defined benefit obligation
Disclosure of defined benefit plans [Line Items]
Net pension deficit	$ 237	$ 363